Jun. 20, 2016
VanEck Vectors Fallen Angel High Yield Bond ETF
VanEck Vectors Fallen Angel High Yield Bond ETF

SUPPLEMENT DATED JUNE 20, 2016 TO THE PROSPECTUS

OF VANECK VECTORS ETF TRUST

Dated September 1, 2015, as amended and restated on February 1, 2016 (as supplemented)

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors ETF Trust (the “Trust”) regarding VanEck Vectors Fallen Angel High Yield Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the Van Eck website at www.vaneck.com.

Effective June 20, 2016, Van Eck Associates Corporation, the investment adviser to the Fund, has agreed to lower the Fund’s expense cap to prevent Fund operating expenses (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least September 1, 2017.

The “Annual Fund Operating Expenses” table and accompanying footnote as well as the “Expense Example” table that appear in the section titled “Fund Fees and Expenses” on page 21 of the Prospectus are deleted and replaced with the following:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.40%
Other Expenses	0.06%
Total Annual Fund Operating Expenses(a)	0.46%
Fee Waiver and Expense Reimbursement(a)	-0.11%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement(a)	0.35%

(a)	Van Eck Associates Corporation (the “Adviser”) has contractually agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses) from exceeding 0.35% of the Fund’s average daily net assets per year until at least September 1, 2017. During such time, the expense limitation is expected to continue until the Fund’s Board of Trustees acts to discontinue all or a portion of such expense limitation.

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

YEAR	EXPENSES
1	$ 36
3	$137
5	$247
10	$568